Current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of current financial debt and derivative instruments [abstract]
Bank and other financial debt	$ 624	$ 863
Commercial Papers	3,269	2,772
Current portion of non-current financial debt	2,191	2,241
Fair value of derivative financial instruments	91	55
Total current financial debt and derivative financial instruments	$ 6,175	$ 5,931
Weighted average interest rate on Bank and other financial debt	13.20%	9.70%